August 1, 2019

BNY MELLON ABSOLUTE INSIGHT FUNDS, INC.

-BNY Mellon Core Plus Fund

Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces any contrary information contained in "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser), and the fund's sub-adviser is Insight North America LLC, an affiliate of BNYM Investment Adviser.

Gautam Khanna, Jason Celente, E. Gerard Berrigan and James DiChiaro are the fund's primary portfolio managers. Messrs. Khanna, Celente and Berrigan have each served as primary portfolio managers since the fund commenced operations on February 2, 2018.  Mr. DiChiaro has served as a primary portfolio manager of the fund since August 1, 2019. Messrs. Khanna, Celente and Berrigan also were the predecessor fund's primary portfolio managers since its inception in December 2010. Mr. DiChiaro was the predecessor fund’s senior portfolio manager since January 2015, and originally joined the predecessor firm in 1999. Messrs. Khanna, Celente and DiChiaro are senior portfolio managers, and Mr. Berrigan is head of U.S. fixed income, at the sub-adviser.

The following information supersedes and replaces any contrary information contained in "Fund Details – Management" in the prospectus:

Gautam Khanna, Jason Celente, E. Gerard Berrigan and James DiChiaro are the fund's primary portfolio managers. Messrs. Khanna, Celente and Berrigan have each served as primary portfolio managers since the fund commenced operations on February 2, 2018.  Mr. DiChiaro has served as a primary portfolio manager of the fund since August 1, 2019.  Messrs. Khanna, Celente and Berrigan also were the predecessor fund's primary portfolio managers since its inception in December 2010. Mr. DiChiaro was the predecessor fund’s senior portfolio manager since January 2015, and originally joined the predecessor firm of Insight Investment in 1999.  Messrs. Khanna, Celente, Berrigan and DiChiaro are senior portfolio managers at Insight Investment.  Messrs. Khanna, Celente, Berrigan and DiChiaro joined the predecessor firm of Insight Investment in 2003, 1997, 1994 and 1999, respectively.

6347STK0819

August 1, 2019

BNY MELLON ABSOLUTE INSIGHT FUNDS, INC

-BNY Mellon Core Plus Fund

Supplement to Current Statement of Additional Information

The following information supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage. If a portfolio manager is a primary portfolio manager for multiple funds with different fiscal year ends, information is provided as of the most recent last fiscal year end of the relevant funds, unless otherwise indicated.

Primary Portfolio Manager[1]	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
James DiChiaro	2	$338M	None	N/A	13	$1.76M

1              Because Mr. DiChiaro became a primary portfolio manager as of August 1, 2019, his information is as of June 30, 2019.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager[1]	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts
James DiChiaro	Other Pooled Investment Vehicles	None	N/A
	Other Accounts	None	N/A

1                  Because Mr. DiChiaro became a primary portfolio manager as of August 1, 2019, his information is as of June 30, 2019.

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, unless otherwise indicated.

Primary Portfolio Manager[1]	Fund	Dollar Range of Fund Shares Beneficially Owned
James DiChiaro	BNYMCPF	None

1                  Because Mr. DiChiaro became a primary portfolio manager as of August 1, 2019, his information is as of June 30, 2019.

GRP3-SAISTK-0819